Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost
Property, plant and equipment beginning balance	£ 14
Property, plant and equipment ending balance	16	£ 14
Accumulated depreciation
Property, plant and equipment beginning balance	14
Property, plant and equipment ending balance	16	14
Net book value
Property plant and equipment	14	14
Cost
Cost
Property, plant and equipment beginning balance	17	79
Additions	9	13
Disposals		(75)
Property, plant and equipment ending balance	26	17
Accumulated depreciation
Property, plant and equipment beginning balance	17	79
Disposals		(75)
Property, plant and equipment ending balance	26	17
Net book value
Property plant and equipment	17	79
Accumulated depreciation
Cost
Property, plant and equipment beginning balance	3	66
Disposals		(73)
Property, plant and equipment ending balance	10	3
Accumulated depreciation
Property, plant and equipment beginning balance	3	66
Charge for the year	7	10
Disposals		(73)
Property, plant and equipment ending balance	10	3
Net book value
Property plant and equipment	3	66
Computer hardware
Cost
Property, plant and equipment beginning balance	14
Property, plant and equipment ending balance	16	14
Accumulated depreciation
Property, plant and equipment beginning balance	14
Property, plant and equipment ending balance	16	14
Net book value
Property plant and equipment	14	14
Computer hardware | Cost
Cost
Property, plant and equipment beginning balance	17	43
Additions	9	13
Disposals		(39)
Property, plant and equipment ending balance	26	17
Accumulated depreciation
Property, plant and equipment beginning balance	17	43
Disposals		(39)
Property, plant and equipment ending balance	26	17
Net book value
Property plant and equipment	17	43
Computer hardware | Accumulated depreciation
Cost
Property, plant and equipment beginning balance	3	39
Disposals		(39)
Property, plant and equipment ending balance	10	3
Accumulated depreciation
Property, plant and equipment beginning balance	3	39
Charge for the year	7	3
Disposals		(39)
Property, plant and equipment ending balance	10	3
Net book value
Property plant and equipment	3	39
Office equipment
Cost
Property, plant and equipment beginning balance	0
Property, plant and equipment ending balance	0	0
Accumulated depreciation
Property, plant and equipment beginning balance	0
Property, plant and equipment ending balance	0	0
Net book value
Property plant and equipment	0	0
Office equipment | Cost
Cost
Property, plant and equipment beginning balance	0	36
Additions	0	0
Disposals		(36)
Property, plant and equipment ending balance	0	0
Accumulated depreciation
Property, plant and equipment beginning balance	0	36
Disposals		(36)
Property, plant and equipment ending balance	0	0
Net book value
Property plant and equipment	0	36
Office equipment | Accumulated depreciation
Cost
Property, plant and equipment beginning balance	0	27
Disposals		(34)
Property, plant and equipment ending balance	0	0
Accumulated depreciation
Property, plant and equipment beginning balance	0	27
Charge for the year	0	7
Disposals		(34)
Property, plant and equipment ending balance	0	0
Net book value
Property plant and equipment	£ 0	£ 27